PRIVATE PLACEMENT (Details)		6 Months Ended	12 Months Ended
	Jan. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2025 USD ($) $ / shares shares	Dec. 31, 2024	Jan. 31, 2025 $ / shares
PRIVATE PLACEMENT
Proceeds from private warrants and private units | $		$ 2,483,000
Ratio of share per right	0.1		0.1
Subsequent event
PRIVATE PLACEMENT
Price per unit	$ 10
Ratio of share per right	0.1
Private placement
PRIVATE PLACEMENT
Exercise price of warrants	$ 15	$ 15
Number of units offered | shares		248,300
Price per unit	$ 15
Number of shares per warrant | shares	1
Ratio of share per right			0.1
Private placement | Subsequent event
PRIVATE PLACEMENT
Exercise price of warrants	$ 15
Price per unit	$ 15
Proceeds from private warrants and private units | $	$ 2,583,000
Number of shares per warrant | shares	1
Ratio of share per right	0.1
Private placement | Related party
PRIVATE PLACEMENT
Price per unit	$ 10
Proceeds from private warrants and private units | $	$ 2,483,000
Private placement | Related party | Subsequent event
PRIVATE PLACEMENT
Number of units offered | shares	248,300
Price per unit	$ 10
Proceeds from private warrants and private units | $	$ 2,483,000
Private placement | Related party | Ramnaraine Jospeh Jaigobind
PRIVATE PLACEMENT
Number of units offered | shares	25,000
Private placement | Related party | Ramnaraine Jospeh Jaigobind | Subsequent event
PRIVATE PLACEMENT
Number of units offered | shares	25,000
Private placement | Sponsor
PRIVATE PLACEMENT
Exercise price of warrants	$ 0.1
Price per warrant	$ 0.1
Number of units offered | shares	223,300
Number of shares per warrant | shares	1
Private placement | Sponsor | Subsequent event
PRIVATE PLACEMENT
Number of warrants | shares	1,000,000
Exercise price of warrants	$ 0.1
Price per warrant	$ 0.1			$ 0.1
Number of units offered | shares	223,300